Inventory (Details) - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2022	Oct. 31, 2021	Nov. 30, 2022	Oct. 31, 2022
Inventories [Abstract]
Raw materials	$ 5,800,000		$ 4,700,000
Finished goods	1,800,000		1,700,000
Current spare parts	700,000		1,100,000
Inventories	8,300,000		$ 7,500,000	$ 7,500,000
Cost of inventories recognised as expense	3,800,000	$ 2,200,000
Write-down of finished goods	0	0
Write-down of raw materials		400,000
Borrowing costs capitalised	3,500,000	$ 0
Inventory Write-Up, Raw Materials	$ 900,000